TrimTabs ETF Trust

TrimTabs U.S. Free-Cash-Flow ETF (FCFD)

TrimTabs Intl Free-Cash-Flow ETF (FCFI)

Supplement dated October 29, 2015
to the Prospectus and Statement of Additional Information dated January 15, 2015

All references to the address 3 Harbor Drive, Suite 112, Sausalito, CA 94965 are deleted and replaced with 1350 Avenue of the Americas, Suite 248, New York, NY 10019.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE